Accrued Expenses	12 Months Ended
Dec. 31, 2018
Accrued Expenses [Abstract]
ACCRUED EXPENSES

NOTE 13: ACCRUED EXPENSES

Accrued expenses as of December 31, 2018 and December 31, 2017 consisted of the following:

	December 31, 2018	December 31, 2017
Accrued voyage expenses	$1,067	$1,437
Accrued loan interest	9,838	8,910
Accrued legal and professional fees	2,300	1,864
Total accrued expenses	$13,205	$12,211

As of December 31, 2018 and December 31, 2017 the amount of $1,970 and $1,675, respectively, was included in accrued legal and professional fees that was authorized and approved by the Compensation Committee of Navios Acquisition in December 2017 and 2018 to the directors and officers of the Company, subject to fulfillment of certain service conditions that were provided and completed as of December 31, 2018, and as of December 31, 2017, respectively. The total amount of $3,945, $2,805 and $4,010 was recorded in general and administrative expenses in the statements of operations for the years ended December 31, 2018, 2017 and 2016, respectively, comprised of compensation authorized to the directors and officers of the Company.